Segment Reporting (Reconciliation of Korean GAAP to U.S. GAAP for Business Segment Total Assets) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2009 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2008 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2010 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2009 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2008 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2010 Restricted cash [Member] KRW	Dec. 31, 2009 Restricted cash [Member] KRW	Dec. 31, 2008 Restricted cash [Member] KRW	Dec. 31, 2010 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2009 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2008 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2010 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2009 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2008 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2010 Trading Assets [Member] KRW	Dec. 31, 2009 Trading Assets [Member] KRW	Dec. 31, 2008 Trading Assets [Member] KRW	Dec. 31, 2010 Investment [Member] KRW	Dec. 31, 2009 Investment [Member] KRW	Dec. 31, 2008 Investment [Member] KRW	Dec. 31, 2010 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2009 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2008 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2010 Premises and Equipment, Net [Member] KRW	Dec. 31, 2009 Premises and Equipment, Net [Member] KRW	Dec. 31, 2008 Premises and Equipment, Net [Member] KRW	Dec. 31, 2010 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2009 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2008 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2010 Security Deposits [Member] KRW	Dec. 31, 2009 Security Deposits [Member] KRW	Dec. 31, 2008 Security Deposits [Member] KRW	Dec. 31, 2010 Goodwill [Member] KRW	Dec. 31, 2009 Goodwill [Member] KRW	Dec. 31, 2008 Goodwill [Member] KRW	Dec. 31, 2010 Other Intangible Assets [Member] KRW	Dec. 31, 2009 Other Intangible Assets [Member] KRW	Dec. 31, 2008 Other Intangible Assets [Member] KRW	Dec. 31, 2010 Other Assets [Member] KRW	Dec. 31, 2009 Other Assets [Member] KRW	Dec. 31, 2008 Other Assets [Member] KRW	Dec. 31, 2010 Inter-Segment Transactions [Member] KRW	Dec. 31, 2009 Inter-Segment Transactions [Member] KRW	Dec. 31, 2008 Inter-Segment Transactions [Member] KRW
Segments' total assets		285,094,388,000,000	285,010,323,000,000	288,014,719,000,000
Korean GAAP and US GAAP reconciling item					(10,255,966,000,000)	(8,313,018,000,000)	(9,221,880,000,000)	(212,517,000,000)	(129,864,000,000)	604,598,000,000	3,014,000,000	453,122,000,000	887,372,000,000	(559,572,000,000)	(879,692,000,000)	(1,706,276,000,000)	10,311,000,000	(447,000,000)	19,491,000,000	(2,878,867,000,000)	(2,409,763,000,000)	(2,933,946,000,000)	(4,345,061,000,000)	(2,526,622,000,000)	(2,132,307,000,000)	1,119,427,000,000	2,189,741,000,000	1,798,977,000,000	(1,733,769,000,000)	(1,728,172,000,000)	(1,727,649,000,000)	(227,980,000,000)	(124,553,000,000)	(147,496,000,000)	(77,534,000,000)	(103,477,000,000)	(2,000,000,000)	528,144,000,000	442,695,000,000	341,765,000,000	5,475,000,000	11,027,000,000	34,474,000,000	(1,887,037,000,000)	(3,507,013,000,000)	(4,258,883,000,000)	(23,086,420,000,000)	(22,841,873,000,000)	(20,465,928,000,000)
Total assets involvement	$ 222,671,151,000	251,752,002,000,000	253,855,432,000,000	258,326,911,000,000